STOCKHOLDER'S EQUITY (Details 3) (USD $)	6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Stockholders Equity Details 3
Method used for valuation	Black Scholes option pricing model
Options	4,060,000	4,060,000	4,060,000
Exercise Price	$ 0.40	$ 0.4	$ 0.4
Volatility (in percent)	78.50%
Risk Free Interest Rate (in percent)	1.74%
Fair Value	$ 1,812,203
Unrecognized compensation expense	$ 906,101
Unrecognized compensation expense weighted average period	1 year 3 months